SHARE-BASED COMPENSATION EXPENSES - Performance option activity (Details) - Performance Options 2015 [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Jun. 30, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding as at June 30, 2018 | shares	306,000
Number of shares, Vested and exercisable at June 30, 2019 | shares	306,000
Weighted average exercise price, Outstanding as at June 30, 2018 (in dollars per share) | $ / shares	$ 21.93
Weighted average exercise price, Vested and exercisable at June 30, 2019 (in dollars per share) | $ / shares	$ 21.75
Weighted average remaining contractual life (years), Outstanding as at June 30, 2018	1 year 10 months 13 days
Weighted average remaining contractual life (years), Vested and exercisable at June 30, 2019	10 months 13 days
Aggregate intrinsic value, Outstanding as at June 30, 2018 (in dollars) | $	$ 64
Aggregate intrinsic value, Vested and exercisable at June 30, 2019 (in dollars) | $	$ 0